Revenue Operating Leases (Details) - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018
Property Subject to or Available for Operating Lease [Line Items]
Lessor, Operating Lease, Payments to be Received, Remainder of Fiscal Year	$ 173,400	$ 630,800
Lessor, Operating Lease, Payments to be Received, Two Years	650,900	524,600
Lessor, Operating Lease, Payments to be Received, Three Years	532,200	457,500
Lessor, Operating Lease, Payments to be Received, Four Years		382,000
Lessor, Operating Lease, Payments to be Received, Rolling Year Four	428,900
Lessor, Operating Lease, Payments to be Received, Five Years	320,700	291,800
Property, Plant and Equipment, Net	5,418,347	5,517,133
Assets Leased to Others [Member]
Property Subject to or Available for Operating Lease [Line Items]
Property, Plant and Equipment, Net	3,000,000	3,400,000
Property, Plant and Equipment, Gross	3,800,000	4,300,000
Accumulated depreciation on vessels and equipment	$ 800,000	$ 800,000